SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2011	Dec. 31, 2010
Non-Cash Transactions
Shares of IAC common stock received in Liberty Exchange	0.1
Value of the shares of IAC common stock received in Liberty Exchange	$ 2,900	$ 2,923	$ 364,169